Significant Accounting Policies and Practices - Schedule of Timing of Revenue Recognition (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Net revenue	$ 173,941	$ 196,946	$ 377,668	$ 488,830
Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Net revenue	170,117	183,564	340,994	459,344
Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Net revenue	3,824	13,382	36,674	29,486
Agency (Managed Services + Branded Content) [Member]
Disaggregation of Revenue [Line Items]
Net revenue	71,250	68,025	140,250	202,825
Platform (Creator Subscriptions) [Member]
Disaggregation of Revenue [Line Items]
Net revenue	98,971	123,456	200,938	256,755
Ecommerce [Member]
Disaggregation of Revenue [Line Items]
Net revenue	$ 3,720	$ 5,465	$ 36,480	$ 29,250